Equity, Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares		Dec. 31, 2021 shares $ / shares
Equity [Abstract]
Maximum authorised percentage to grant awards	10.00%
Weighted average exercise price [Abstract]
Options exercisable (in dollars per share)	$ 5		$ 5.13
Weighted average underlying share price (in dollars per shares)	$ 3.69		$ 4.09
Exercise Price $1.80 [Member]
Number of options [Abstract]
Exercised (in shares) | shares	(3,333)		(3,333)
Weighted average exercise price [Abstract]
Exercised (in dollars per share)	$ 1.8		$ 1.8
Weighted average underlying share price (in dollars per shares)	$ 7.23		$ 8.65
Exercise Price $5.00 [Member]
Number of options [Abstract]
Exercised (in shares) | shares			(107,306)
Weighted average exercise price [Abstract]
Exercised (in dollars per share)			$ 5
Weighted average underlying share price (in dollars per shares)			$ 9.81
Exercise Price $3.00 [Member]
Number of options [Abstract]
Exercised (in shares) | shares			(60,000)
Weighted average exercise price [Abstract]
Exercised (in dollars per share)			$ 3
Weighted average underlying share price (in dollars per shares)			$ 4.64
Stock Options [Member]
Number of options [Abstract]
Options outstanding, balance (in share) | shares	546,667		761,667
Granted (in shares) | shares	0		60,000
Exercised (in shares) | shares	(3,333)	[1]	(170,639)	[2]
Forfeited (in shares) | shares	(63,334)		(104,361)
Options outstanding, balance (in shares) | shares	480,000		546,667
Options exercisable (in shares) | shares	480,000		480,000
Weighted average exercise price [Abstract]
Options outstanding, balance (in dollars per share)	$ 5.13		$ 4.38
Granted (in dollars per share)	0		6.57
Exercised (in dollars per share)	1.8	[1]	4.23	[2]
Forfeited (in dollars per share)	6.32		1.96
Options outstanding, balance (in dollars per share)	5		5.13
Options exercisable (in dollars per share)	$ 5		$ 5
Stock Options [Member] | Exercise Price $1.80 [Member]
Number of options [Abstract]
Options outstanding, balance (in share) | shares	6,667
Options outstanding, balance (in shares) | shares			6,667
Options exercisable (in shares) | shares			0
Weighted average exercise price [Abstract]
Options outstanding, balance (in dollars per share)	$ 1.8
Options outstanding, balance (in dollars per share)			$ 1.8
Options exercisable (in dollars per share)			$ 1.8
Stock Options [Member] | Exercise Price $5.00 [Member]
Number of options [Abstract]
Options outstanding, balance (in share) | shares	480,000
Options outstanding, balance (in shares) | shares	480,000		480,000
Options exercisable (in shares) | shares	480,000		480,000
Weighted average exercise price [Abstract]
Options outstanding, balance (in dollars per share)	$ 5
Options outstanding, balance (in dollars per share)	5		$ 5
Options exercisable (in dollars per share)	$ 5		$ 5

[1]	The options exercised comprise of 3,333 options with an exercise price of $1.80 and underlying common share price of $7.23 at the time of exercise.
[2]	The options exercised comprise of 107,306 options with an exercise price of $5.00 and weighted average underlying common share price of $9.81 at the times of exercise, 3,333 options with an exercise price of $1.80 and underlying common share price of $8.65 at the time of exercise, and 60,000 options with an exercise price of $3.00 and underlying common share price of $4.64 at the time of exercise.